Related Party Transactions (Details Narrative)	Jun. 30, 2015 USD ($)
Proceeds from advanced amount for working capital	$ 49,064
Colorado Corporation [Member]
Raised value in series A convertible preferred stock	150,000
Proceeds from advanced amount for working capital	$ 49,064